Regulatory Order Considerations and Management's Plans	12 Months Ended
Dec. 31, 2012
Regulatory Order Considerations and Management's Plans

NOTE 2 – REGULATORY ORDER CONSIDERATIONS AND MANAGEMENT’S PLANS

REGULATORY ORDER CONSIDERATIONS:

On May 25, 2011, the Holding Company and CFBank each consented to the issuance of an Order to Cease and Desist (the Holding Company Order and the CFBank Order, respectively, and collectively, the Orders) by the Office of Thrift Supervision (OTS), the primary regulator of the Holding Company and CFBank at the time the Orders were issued. In July 2011, in accordance with the Dodd-Frank Wall Street Reform and Consumer Protection Act (the Dodd-Frank Act), the FED replaced the OTS as the primary regulator of the Holding Company and the Office of the Comptroller of the Currency (OCC) replaced the OTS as the primary regulator of CFBank.

The Holding Company Order requires it, among other things, to: (i) submit by every December 31 a capital plan to regulators that establishes a minimum tangible capital ratio commensurate with the Holding Company’s consolidated risk profile, reduces the risk from current debt levels and addresses the Holding Company’s cash flow needs; (ii) not pay cash dividends, redeem stock or make any other capital distributions without prior regulatory approval; (iii) not pay interest or principal on any debt or increase any Holding Company debt or guarantee the debt of any entity without prior regulatory approval; (iv) obtain prior regulatory approval for changes in directors and senior executive officers; and (v) not enter into any new contractual arrangement related to compensation or benefits with any director or senior executive officer without prior notification to regulators.

The CFBank Order requires it, among other things, to: (i) maintain 8% core capital and 12% total risk-based capital, after establishing an adequate allowance for loan and lease losses; (ii) submit every December 31 a capital and business plan to regulators that describes strategies to meet these required capital ratios and contains operating strategies to achieve realistic core earnings; (iii) raise capital to reach the required levels; (iv) not originate, participate in or acquire any nonresidential real estate loans or commercial loans not in line with agreed Board approval conditions, loan policies and credit administration procedures; (v) adopt a revised credit administration policy, problem asset reduction plan, management succession plan and liquidity management policy; (vi) limit asset growth in line with the Business Plan absent prior regulatory approval for additional growth; (vii) not pay cash dividends or make any other capital distributions without prior regulatory approval; (viii) obtain prior regulatory approval for changes in directors and senior executive officers; (ix) not enter into any new contractual arrangement related to compensation or benefits with any director or senior executive officer without prior notification to regulators; (x) not enter into any significant arrangement or contract with a third party service provider without prior regulatory approval; and (xi) comply with the Federal Deposit Insurance Corporation (FDIC) limits on brokered deposits. As a result of the CFBank Order, we are prohibited from offering above-market interest rates and are subject to market rates published by the FDIC when offering deposits to the general public. As a result of the CFBank Order, CFBank is considered “adequately capitalized” for regulatory purposes. If CFBank's capital falls below the levels to be considered adequately capitalized, it may be subject to substantially greater regulatory scrutiny, including the imposition of additional restrictions on our operations.

The Company has been unprofitable for the past three years. If we do not generate profits in the future, our capital levels will be negatively impacted and the regulators could take additional enforcement action against us, including the imposition of further operating restrictions.

Because CFBank is under a regulatory order, it is prohibited from accepting or renewing brokered deposits, including reciprocal deposits in the Certificate of Deposit Account Registry Service (CDARS) program, without FDIC approval. CFBank received limited waivers from the prohibition on renewal of reciprocal CDARS deposits from the FDIC, each for 90 day periods which expired on September 20, 2011, December 19, 2011, March 18, 2012, June 16, 2012, September 14, 2012, December 13, 2013, and a current limited waiver which expires on March 13, 2013. The current limited waiver allows CFBank to roll over or renew core deposits in the reciprocal CDARS program that have yet to mature or have matured and remained with CFBank between December 14, 2012 and March 13, 2013. Management intends to submit additional requests for waivers in the future; however, there can be no assurance that the requests will be granted by the FDIC or that customers will roll over or renew their CDARS deposits even if CFBank is granted additional waivers. On February 28, 2013, CFBank received a waiver for a 90-day period to allow the bank to renew deposits under the CDARS program. The 90-day waiver period runs from March 14, 2013, through June 12, 2013.

The prohibition on brokered deposits significantly limits CFBank’s ability to participate in the CDARS program and impacts CFBank’s liquidity management. As a result of the losses in 2009, 2010 and the first quarter of 2011, management had been concerned that CFBank would be restricted from accepting or renewing brokered deposits, in addition to other regulatory restrictions, and moved aggressively in 2011, prior to receipt of the CFBank Order, to build on-balance-sheet liquidity to deal with scheduled brokered deposit maturities and the potential impact of other regulatory restrictions on liquidity. This practice is no longer being followed. At December 31, 2012, CFBank had $32,095 in brokered deposits with maturity dates from January 2013 through August 2016. At December 31, 2012, cash, unpledged securities and deposits in other financial institutions totaled $32,396, which is sufficient to cover brokered deposit maturities in 2013. Brokered deposit maturities over the next four years are as follows:

December 31, 2013	$16,851
December 31, 2014	5,199
December 31, 2015	9,422
December 31, 2016	623

$32,095

The Holding Company is dependent on dividends from CFBank to provide the liquidity necessary to meet its obligations. As of December 31, 2011, pursuant to the CFBank Order, CFBank may not declare or pay dividends or make any other capital distributions without receiving the prior written approval of the OCC. Future dividend payments by CFBank to the Holding Company would be based on future earnings and the approval of the OCC. The payment of dividends from CFBank to the Holding Company is not likely to be approved by the OCC while CFBank is suffering losses.

The directives contained in the Orders, including higher capital requirements, requirements to reduce the level of our classified and criticized assets and various operating restrictions may impede our full ability to operate our business and compete effectively in our markets.

We have taken such actions as we believe are necessary to comply with all requirements of the Orders which are currently effective and we are continuing to work toward compliance with the provisions of the Orders having future compliance dates.

The following approvals, non-objections, notifications and waivers were received or provided with regard to the Orders:

•	approval was received from the Federal Reserve Bank of Cleveland on July 13, 2012 and regulatory non-objection was received from the OCC on August 23, 2012 for redemption of the TARP obligations;

•	approval was received from the FED on October 29, 2012 for payment of interest on the subordinated debentures;

•

regulatory non-objection was received from the OCC on June 14, 2012 and from the Federal Reserve Bank of Cleveland on June 20, 2012 for the additions of Timothy T. O’Dell, Thad R. Perry, Robert E. Hoeweler, James Howard Frauenberg, II and Donal Malenick as directors of the Company and CFBank, and Mr. O’Dell, Mr. Perry as Chief Executive Officer and President, respectively, of the Company and CFBank;

•	notification of new contractual arrangements related to compensation or benefits for new senior executive officers was provided to the FED and OCC on September 24, 2012;

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the contingency plan requirement was extended by the OCC until the earlier of 15 days after termination of the stock offering or January 31, 2012, and further extended by the OCC to 90 days after FED approval of the standby purchasers’ change-in-control application;

•

the requirement for regulatory approval to originate, participate in or acquire any nonresidential real estate loans or commercial loans was waived by OCC on November 9, 2011, subject to certain Board approval conditions, loan policies and credit administration procedures.

The requirements of the Orders will remain in effect until terminated, modified or suspended by our regulators.

Capital Raise

The Company announced the terms of a registered common stock offering of up to $30,000 on August 9, 2011. The registered common stock offering consisted of a $24,965 rights offering and a $5,035 offering to a group of standby purchasers. Under the terms of the rights offering, all record holders of the Company’s common stock as of February 8, 2012 received, at no charge, one subscription right for each share of common stock held as of the record date, which was prior to the 1 for 5 reverse stock split effective May 4, 2012. Each subscription right entitled the holder of the right to purchase 6.0474 shares of Company common stock (pre-split) at a subscription price of $1.00 per share (pre-split). Shares were also available to the public at $1.00 per share. In addition, for each three shares of common stock purchased, purchasers were to receive, at no charge, one warrant to purchase one additional share of common stock at a purchase price of $1.00 per share. The warrants were to be exercisable for three years. The Company had separately entered into a series of standby purchase agreements with a group of investors led by Timothy T. O’Dell, Thad R. Perry and Robert E. Hoeweler. Under the standby purchase agreements, the standby purchasers were to acquire 5.0 million shares of Company common stock at a price of $1.00 per share and receive warrants with the same terms and conditions as all purchasers in the rights offering. The standby purchasers had conditioned their purchase of shares of common stock upon the receipt by the Company of at least $16,500 in net proceeds from the rights offering. The registration statement related to the rights offering was filed with the SEC and became effective on February 8, 2012.

In April 2012, the Company suspended this offering and returned all subscriptions received. The Company subsequently modified the terms of the offering and filed post-effective amendments to its registration statement with the SEC, and the amended registration statement was declared effective on June 14, 2012.

The restructured registered common stock offering consisted of a rights offering of up to $18,000 and a $4,500 offering to a group of standby purchasers, as well as a public offering of any unsold shares. Under the terms of the rights offering, all holders of the Company’s common stock as of the record date, June 14, 2012, received, at no charge, one subscription right for each share of common stock held as of the record date, which was after the 1 for 5 reverse stock split effective May 4, 2012. Each subscription right entitled the holder of the right to purchase 14.5329 shares of Company common stock (post-split) at a subscription price of $1.50 per share (post-split). The rights offering period expired on July 16, 2012, and unsubscribed shares were made available to the public beginning on July 17, 2012 at $1.50 per share. The public offering of unsubscribed shares of common stock ended on August 14, 2012. The Company separately entered into a series of standby purchase agreements with a group of investors led by Timothy T. O’Dell, Thad R. Perry and Robert E. Hoeweler. Under the standby purchase agreements, the standby purchasers agreed to purchase 3.0 million shares of Company common stock at a price of $1.50 per share. The standby purchasers had conditioned their purchase of shares of common stock upon the receipt by the Company of at least $13,500 in net proceeds from the rights offering and public offering.

On August 20, 2012, the Company announced the successful completion of its restructured registered common stock offering. The Company sold 15.0 million shares of its common stock (including shares sold to the standby purchasers) at $1.50 per share, resulting in gross proceeds of $22,500 before expenses of $2,279.

A portion of the proceeds from the restructured registered common stock offering was retained by the Holding Company for general corporate purposes and is estimated to be sufficient to support the Holding Company’s cash requirements for the foreseeable future based on its current business plan. The Holding Company and its subsidiaries, other than CFBank, had available cash of $4,673 at December 31, 2012. Holding Company cash provided from net proceeds of the stock offering was reduced by $3,000 for redemption of the TARP obligations and a $13,500 capital contribution to CFBank to improve its capital ratios and support future growth and expansion, bringing CFBank into compliance with the capital ratios required by the CFBank Order. See Note 17 – Preferred Stock and Note 18 – Common Stock Warrant for additional information on redemption of the TARP obligations. The Holding Company’s current cash requirements include debt service on the subordinated debentures and operating expenses. See Note 12 – Subordinated Debentures for additional information on debt service requirements of the subordinated debentures. Management believes the Holding Company’s liquidity is sufficient at December 31, 2012.